Related Party Transactions - Book Value of Assets Sold (Detail) (WHR Management Company [Member], USD $) In Thousands, unless otherwise specified	Jun. 18, 2014
WHR Management Company [Member]
Schedule of Other Related Party Transactions [Line Items]
Cash and cash equivalents	$ 33,001
Restricted cash	300
Accounts receivable	5,256
Prepaid expenses and other current assets	379
Property, plant and equipment, net	3,410
Other long-term assets	4
Accounts payable	(19,959)
Accounts payable - affiliates	(17,099)
Accrued liabilities	(5,061)
Net assets	$ 231